BALANCE SHEET - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 760,543	$ 1,079,633
Due from related party	19,148
Prepaid expenses	339,049	405,522
Total current assets	1,118,740	1,485,155
Investments held in Trust Account	402,674,662	402,578,522
Total Assets	403,793,402	404,063,677
Current liabilities:
Accounts payable	82,160	38,915
Accrued expenses	3,158,353	215,097
Due to related party	69
Income tax payable	17,620	4,749
Franchise tax payable	49,365	61,264
Total current liabilities	3,307,567	320,025
Deferred legal fees	100,000	100,000
Deferred underwriting commissions	14,087,500	14,087,500
Derivative liabilities	41,251,830	49,674,170
Total Liabilities	58,746,897	64,181,695
Commitments and Contingencies
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Additional paid-in capital	25,214,729	30,379,198
Accumulated deficit	(20,216,355)	(25,380,878)
Total stockholders' equity	5,000,005	5,000,002
Total Liabilities and Stockholders' Equity	403,793,402	404,063,677
Class A Common Stock
Current liabilities:
Class A common stock, $0.0001 par value; 34,004,650 and 33,488,198 shares subject to possible redemption at $10.00 per share as of March 31, 2021 and December 31, 2020, respectively	340,046,500	334,881,980
Stockholders' Equity:
Common stock value	625	676
Total stockholders' equity	625	676
Class B Common Stock
Stockholders' Equity:
Common stock value	1,006	1,006
Total stockholders' equity	$ 1,006	$ 1,006